Transactions with directors and key management (Details)	Dec. 31, 2023 GBP (£) director	Dec. 31, 2022 GBP (£)
Transactions with directors and key management
Loans to customers - amortised cost	£ 381,433,000,000	£ 366,340,000,000
Customer deposits	431,377,000,000	450,318,000,000
key management personnel
Transactions with directors and key management
Loans to customers - amortised cost	11,406,000	12,137,000
Customer deposits	55,254,000	£ 47,866,000
Directors
Transactions with directors and key management
Loans to directors	£ 8,397,763
Number of directors with outstanding loans | director	9